Provision for Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	March 31, 2013	March 31, 2012
United States statutory income tax rate	35.0%	35.0%
Increase (decrease) in valuation allowance	0.6	(7.5)
Decrease in rate on income subject to Canadian income tax rates	-	-
Increase (decrease) in rate resulting from non-deductible expenses and deductible adjustments	0.1	0.1
	0.7	(7.4)
Effective income tax rate	35.7%	27.6%